ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS	Accounts Receivable and Other Current Assets

	As at December 31, 2020	As at December 31, 2019
Accounts receivable
Amounts due from concentrate sales	$265	$68
Other receivables	293	295
	$558	$363
Other current assets
Value added taxes recoverable[1]	208	302
Prepaid expenses	227	174
Other[2]	84	89
	$519	$565
[1]Primarily includes VAT and fuel tax recoverables of $59 million in Mali, $35 million in Tanzania, $52 million in Zambia, $37 million in Argentina, and $11 million in the Dominican Republic (Dec. 31, 2019: $141 million, $61 million, $50 million, $26 million, and $10 million, respectively).
2Balance includes $50 million asset reflecting the final settlement of Zambian tax matters.